As filed with the Securities and Exchange Commission on September 26, 2011
File No. 333-146827
File No. 811-22135

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No	/ /
Post-Effective Amendment No. 6_	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 7_

ACADEMY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

123 South Board Street Suite 1630 Philadelphia, PA 19109 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (215) 979-3750

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, New Castle County, Delaware 19808
(Name and Address of Agent for Service)

With Copies to:
Jonathan M. Kopcsik, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Public Offering:	December 10, 2011

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/ /	On (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/X/	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

C O N T E N T S

This Post-Effective Amendment No. 6 to Registration File No. 333-146827 includes the following:

1.           Facing Page

2.           Contents Page

3.           Part A - Prospectus

4.           Part B - Statement of Additional Information

5.           Part C - Other Information

6.           Signatures

Preliminary Prospectus dated September 26, 2011
Subject to Completion

Prospectus

Innovator Flex Income Fund

Class A Shares

(XXXXX)

November [__], 2011

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

Fund Summary	1
Additional Information about the Principal Risks of Investing in the Fund	7
More Information About the Fund’s Principal Investment Strategies and Investments	9
Management of the Fund	9
Portfolio Manager	9
Shareholder Information	10
Class A shares	10
Pricing of Fund Shares	12
How to Buy Fund Shares	12
How to Sell Fund Shares	15
Valuation of Portfolio Securities and Use of Fair Value Pricing	17
Other Policies	18
Distributions and Taxes	20
Financial Highlights	21
Privacy Notice	PN-1
Additional Information	Back Cover

FUND SUMMARY

Investment Objective

The Innovator Flex Income Fund seeks current income and long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases	5.75%
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees (applicable to shares sold within 90 days of purchase)	2.00%
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses1	[X.XX]%
Affiliated fund fees and expenses	X.XX%
Total annual fund operating expenses	X.XX%
(Less fees waived/expenses reimbursed)2	(X.XX%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
1	Other expenses are based on estimates for the current fiscal year.

2
The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses(excluding any tax, interest, brokerage fees, and extraordinary expenses) do not exceed 1.35% of average daily net assets from [_________], 2011 through [________], 2012.  Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$XXX
3 years	$XXX
5 years	$XXX
10 years	$XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is generally expected to have a portfolio turnover below 100%.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a portfolio of U.S.-listed, exchange-traded securities that the portfolio manager believes offers high current income.  These securities may include “pass-through” securities (structured to pass through a majority of income as distributions to shareholders) such as master limited partnerships, royalty trusts, and real estate investment trusts, as well as traditional stocks, bonds, and shares of other mutual funds.  The Fund invests primarily in U.S. equity securities but may, to a lesser extent, invests in equity securities of foreign entities.  The Fund may invest in entities of any size.  To the extent that the Fund invests in fixed-income securities, it may invest in fixed-income securities of any maturity or credit quality.

The portfolio manager has the discretion to adjust the composition of the portfolio to reflect his outlook on economic growth and inflation.  This flexibility to adapt to different points in the economic cycle will result in a portfolio that at various times is weighted more heavily towards different sectors and security types that the portfolio manager feels offer the best risk/reward tradeoff at that point in the economic cycle.

The portfolio manager’s approach towards management of the portfolio is two-pronged:

Security Selection:  The portfolio manager screens for securities that offer higher-than-market yields, then applies fundamental analytical techniques to identify what he considers to be high-yielding securities with positive risk/return characteristics.  These evaluations may include: analysis of the market discount to book value, discounted cash flows, or - in the case of closed-end mutual funds – to the net asset value of the underlying portfolio of securities; assessment of the sustainability and/or growth of the security’s yield; a review the entity’s management’s strategy, philosophy, and execution history; and the security’s consistency with the portfolio manager’s macroeconomic views.

Portfolio Composition:  The portfolio manager assembles the identified high-yielding securities in a composition that best reflects his outlook on the economic and inflationary cycles.  Factors influencing this macroeconomic overlay include: a weekly review of macroeconomic data and forecasts; technical analysis of asset classes and more discrete sub-classes and sectors; a proprietary assessment of each asset class as well as prospective catalysts that would change the portfolio manager’s assessment and therefore the portfolio composition.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

•	Non-diversified portfolio consisting of high-yielding, U.S.-listed, exchange-traded securities

•	Long-only positions, no derivatives, no leverage

•	Fundamentally based, proprietary research driven securities and composition

•	Low-turnover

Principal Risks of Investing in the Fund

The Fund is aggressively managed and investing in the Fund involves risk.  There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with

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other investments.  The portfolio manager’s judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment.  Other principal risks include:

Risk	Definition
Stock market risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Master limited partnership risk
Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.

Real estate industry risk
The risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers.  REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Royalty trust risk	The risk includes among others: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts also do not guarantee minimum distributions or even return of capital.
Industry risk	The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.
Non-diversification risk
The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Smaller company risk
The Fund may invest in micro, small or mid cap companies.  Generally, micro, small and mid cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Foreign securities risk
Investments in securities of foreign companies can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Fixed income risk
Yields and principal values of fixed income securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  For example, as interest rates go up, the value of debt securities tends to go down and, as a result, the value of the Fund may go down.  Additionally, fixed income securities are subject to the risk that a bond’s issuer might be unable to make timely payments of interest and principal.

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High-yield or “junk” bond risk
The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default; more limited and less liquid secondary market than higher rated securities; and greater price volatility.  Also, they are subject to a greater risk of loss of income and principal than higher rated securities.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Closed-end and exchange traded fund risk
The risks that a closed-end fund or exchange traded fund may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Performance

Because the Fund had not commenced operations as of the date of this Prospectus, there is no Fund performance information to report.

Management

Investment Adviser: Innovator Management LLC

Investment Sub-Adviser: Trust & Fiduciary Management Services, Inc.

Portfolio Manager: Steve C. Carhart, CFA, President, Trust & Fiduciary Management Services, Inc.

Purchase and Sale of Fund Shares

The minimum initial investment for the Fund is $2,000.  The minimum for subsequent investments in the Fund is $1,000 (except there is no minimum for retirement accounts).  For purposes of satisfying the investment minimum, the Fund will aggregate all of the Fund accounts held by a shareholder or household.  The Trust’s officers may, in their discretion, also waive or lower the account minimums: (i) for customers of a financial intermediary or investment adviser if the aggregate investments of the investment adviser or financial intermediary meet the account minimum or are believed likely to meet the account minimum in the future, or (ii) in such other circumstances that are consistent with the best interests of existing shareholders.

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”).  Shares may be purchased or sold through your financial advisor; by regular mail (Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI  53201-0701); by overnight courier service (Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI  53202); by telephone 877-386-3890 weekdays from 8 a.m. to 7 p.m. Central time; or by wire.

Taxes

The Fund’s distributions generally are taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Investments in the Fund made through a tax-deferred account will be taxed at a later time.

Payments to Broker/Dealers and other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to

4

recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUND

Stock Market Risk:  Common stock represents an equity or ownership interest in a company.  Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.  Historically, the equity markets have moved in cycles so that the value of the Fund’s equity securities may fluctuate from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response.  These factors contribute to price volatility which is the principal risk of investing in the Fund.  An investment in the Fund is more suitable for long-term investors who can bear the risk of these share price fluctuations.

Master Limited Partnership Risk: The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.  Master limited partnerships may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Real Estate Industry Risk: These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers.  REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Royalty Trust Risk:  As the Fund invests in royalty trusts it is subject to the following risks:
•	Lack of diversification. Generally, the royalty trusts in which the Fund invests are heavily invested in oil and gas.
•	Potential sacrifice of growth. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unit holders (such as the Fund), rather than reinvested in the business.
•
No guarantees.  Royalty trusts generally do not guarantee minimum distributions or even return of capital.  If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions.  The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

•
Canadian Royalty Trusts – Canadian royalty trusts are differ from U.S. royalty trusts.  First, they renew their holdings and operate more like an oil and gas company than does a U.S. royalty trust.  Generally the Canadian trusts do not engage in exploratory drilling.  When such trusts do exploratory drilling, it would generally be to increase production of their existing fields and holdings.  Most of the Canadian royalty trusts provide dividend payments which are based on the oil and gas production.  Royalty trusts pay monthly or quarterly income that varies over time as the production of their underlying assets varies.  Payments to unit holders will also vary with the market price of oil and natural gas.  As Canadian royalty trusts replenish their reserves (versus U.S. royalty trusts that do not replenish their reserves), the distributions of Canadian royalty trusts may be considered to be eligible for the U.S. 15% tax rate on capital gains.  On February 25, 2005 the Government of Canada passed Bill C-33.  Under the terms of Bill C-33, commencing January 1, 2005 a non-refundable withholding tax of 15% will be applied to the entire distribution paid to U.S. residents by "Canadian Royalty Trusts", including both the taxable and return of capital portions of the distributions.  Similarly, non-residents of countries with whom there is no reciprocal tax treaty with Canada will be subject to a non-refundable withholding tax of 25% on the entire distribution paid.  These withholding taxes will be applied uniformly to units held in both taxable and home jurisdiction tax-exempt accounts.  This means that tax exempt accounts, such as IRA's, will be subject to the 15% withholding and that the recovery of the Canadian withholding amounts will be probably difficult or impossible to achieve. Taxable accounts should be able to claim the 15% Canadian withholding as a credit on their U.S. income tax return and therefore easily recover the withholding amount.

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•
U.S. Royalty Trusts – U.S. royalty trusts are established to receive the royalties or net profit interests in a specific group of assets and to pay out those funds to their unit holders.  The assets and the net profit interests in those assets are specified when the trust is originally established.  Most of the U.S. royalty trusts provide dividend payments which are based on the oil and gas production of specified properties.  The trust assets are limited to the net profits interests in their specific assets which have a limited economic life.  Trust unit holders are taxed directly on their proportional share of the trust income. U.S. royalty trusts distribute substantially all trust income to unit holders.  Royalty trusts pay monthly or quarterly income that varies over time as the production of the underlying assets varies and generally gradually declines.  Payments to unit holders will also vary with the market price of oil and natural gas.  U.S. royalty trusts are considered as grantor trusts for income tax purposes and the unit holders are taxed directly for their share of the trust income and entitled to their share of trust deductions.  In the case of oil and gas royalty trusts, unit holders are entitled to tax depletion deductions and tax credits.  The trusts provide unit holders with the quarterly and annual reports required so that the unit holder can properly report their share of the income and deductions of the trust for income tax purposes.  The distributions of U.S. royalty trusts are not eligible for the 15% tax rate as the trusts do not pay income taxes on their profits.

Industry Risk:  Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry. Portfolios that concentrate their investments in a particular industry are considered to be subject to greater risks than portfolios that are not concentrated.

Non-Diversification Risk:  The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Smaller Company Risk:  The Fund may invest in micro, small or mid cap companies.  Generally, micro, small and mid cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of micro cap, small cap and mid cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Foreign Securities Risk:  Investments in securities of foreign companies can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Fixed Income Risk:  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down.  As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.  An issuer of fixed-income securities may be unable to make interest payments and repay principal.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance.  It is possible that an issuer of a debt security owned by the Fund could default on interest and/or principal payments that are payable to the Fund.  Debt obligations rated below investment grade (commonly known as “high yield” or “junk bonds”) by a nationally recognized statistical ratings organization, such as Standard & Poor’s or Moody’s Investor Services, may have more difficulty repaying principal and interest.

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MORE INFORMATION ABOUT THE FUND’S
PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS

This Prospectus describes the Fund’s principal investments and strategies, and the Fund will normally invest in the types of securities described in this Prospectus.  However, in addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy.  These non-principal investments and strategies, as well as those described in this Prospectus, are described in detail in the Fund’s Statement of Additional Information (for information on how to obtain the Fund’s Statement of Additional Information, see the back cover of this Prospectus).

Disclosure of Portfolio Holdings Information.  A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Under the supervision of the Trust’s Board of Trustees, Innovator Management LLC (the “Adviser”), 123 South Broad Street, Suite 1630, Philadelphia, PA 19109, makes investment decisions for the Fund.  The Adviser is a subsidiary of Academy Asset Management LLC.  For its services to the Funds, the Adviser is entitled to receive an annual fee of 1.00% of the Fund’s average daily net assets.  The Adviser has contracted, through [____________], to waive its fees and/or pay Fund expenses so that the Fund’s annual net operating expenses (excluding any tax, interest, brokerage fees, and extraordinary expenses) do not exceed 1.35%.

The Adviser has appointed a Sub-Adviser, Trust & Fiduciary Management Services, Inc., 33 Broad Street, Suite 402, Boston, MA 02109 to serve as portfolio manager of the Fund.  The Adviser will be responsible for compensating the Sub-Adviser for its services to the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s annual report to shareholders for the period ended December 31, 2011.

Portfolio Management Team

Steven Carhart has been with Trust & Fiduciary Management since 1999 and is currently President and Chief Investment Officer.  His previous investment experience includes serving as the portfolio manager of the Pioneer Mid Cap Fund from 1996 to 1999; as the portfolio manager of the Baker Fentress closed end fund from 1991 through 1996; and as a manager of equity and balanced portfolios at the Northern Trust Company between 1987 and 1991.  Steve holds an SB in Electrical Engineering from the Massachusetts Institute of Technology; an SM from the Sloan School of Management at MIT; and is a CFA Charterholder. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

SUPPLEMENTAL PERFORMANCE INFORMATION

Portfolio Manager’s Prior Performance

Shown below is performance information for the Sub-Adviser’s composite of accounts (the “Composite”) managed using a strategy that seeks current income and long-term capital appreciation with an investment objective, policies and strategies that are substantially similar to the Fund.  At June 30, 2011 the Composite consisted of approximately $22.7 million in assets.

The performance of the Composite presented below does not guarantee similar results for the Fund and is not the Fund’s own historical record.  You should not rely on the following performance data as an indication of future performance of the Sub-Adviser or of the Fund.  In addition, the performance information presented for the Composite is current as of the date shown, but may not be current as of the date you are reviewing this Prospectus.  Consequently, the performance of the Composite may vary from that shown below.

The investment objectives, policies and strategies of the Fund and the Composite are substantially similar.    However, the performance of the Composite may differ from the performance of the Fund because of the following differences between the Fund and the Composite:

•	brokerage commissions and dealer spreads;

•	expenses (including management fees);

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•	the size of the investment in a particular security in relation to the overall portfolio size;

•	the timing of purchases and sales (including the effect of market conditions at that time);

•	the timing of cash flows into the portfolio; and

•	the availability of cash for new investments.

The performance of the Composite also may differ from the performance of the Fund because the Composite, unlike the Fund, is not registered under the Investment Company Act of 1940 or subject to certain provisions of the Internal Revenue Code, and, consequently, the Composite, unlike the Fund, may not be required to:

•	redeem shares upon request;

•	meet certain diversification requirements; or

•	comply with the tax restrictions and investment limitations that govern mutual funds.

If the Composite had to comply with the foregoing regulatory requirements or restrictions, its performance results may have been adversely affected.

The foregoing differences, however, do not alter the conclusion that the investment objectives, strategies and policies of the Fund and the Composite are substantially similar.

Total Return of Composite of Similarly Managed Current Income Accounts

Period	Composite Gross of Fees	Composite Net of Fees*	SP500 Index Total Return	Dow Jones Credit Suisse Blue Chip Hedge Fund Index
2002	-3.32%	-4.30%	-22.10%	5.68%
2003	18.36%	17.22%	28.68%	11.05%
2004	11.40%	10.34%	10.88%	5.30%
2005	3.30%	2.27%	4.91%	3.62%
2006	14.82%	13.72%	15.79%	9.66%
2007	-4.92%	-5.88%	5.50%	7.42%
2008	-38.71%	-39.41%	-37.00%	-26.31%
2009	73.84%	72.23%	26.46%	17.38%
2010	26.77%	25.28%	15.06%	16.52%
*  The accounts in the Composite have been charged a management fee since their inception.

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Please read the following important notes concerning the Composite return information shown above:

1.     The results shown above may not be sustained.

2.
The results shown above: (i) represent a composite of all discretionary, fee paying, separate accounts managed using the current income and long-term capital appreciation strategy for at least one month; (ii) reflect the reinvestment of any dividends or capital gains; and (iii) are shown after deduction of advisory, brokerage or other expenses.

3.     All returns are based in U.S. dollars and are computed using a time-weighted rate of return.

4.
If the Fund’s expenses were reflected in the gross performance of the Composite, such performance would be lower than shown.  The Sub-Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®) performance calculation methodology. Results may have been different if the SEC methodology had been used instead of the GIPS® methodology.

5.
The Dow Jones Credit Suisse Blue Chip Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC and CME Group Index Services LLC.  It is an asset-weighted index that includes only funds, as opposed to separate accounts.  The index is derived from the market leading Dow Jones Credit Suisse Hedge Fund Index, rebalanced semi-annually and reflects performance net of all hedge fund component performance fees.  The Dow Jones Credit Suisse Blue Chip Hedge Index is a rules-based index fully reflects the performance of a diversified market barometer for the hedge fund industry.

6.     Past performance is not an indication of future results.

SHAREHOLDER INFORMATION

Class A Shares
•	Have an up-front sales charge of up to 5.75% that you pay when you buy the shares.
•	The minimum investment amount for Class A Shares is $2,000.
•	The front-end sales charge will be reduced if you invest $50,000 or more as illustrated in the table below.
•	Class A Shares are subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets.
•	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

Class A Offering Price and Sales Charges
The table below details your sales charges on purchases of Class A Shares. The offering price for Class A Shares includes the front-end sales charge.  The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth.  The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

Amount of purchase	Sales Charge as % of offering price	Sales charge as % of net amount invested
Less than $50,000	5.75%	6.10%
More than $50,000 but less than $100,000	4.75%	4.99%
More than $100,000 but less than $250,000	3.75%	3.90%
More than $250,000 but less than $500,000	2.50%	2.56%
More than $500,000 but less than $1,000,000	2.00%	2.04%
$1 million or more	none1	none1

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1
There is no front-end sales charge when you purchase $1 million or more of Class A shares.  However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption.  For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares.  In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund.  These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

Commission (%)	Class A1
Investment less than $50,000	5.00%
More than $50,000 but less than $100,000	4.00%
More than $100,000 but less than $250,000	3.25%
More than $250,000 but less than $500,000	2.00%
More than $500,000 but less than $1,000,000	1.75%
More than $1 million but less than $3 million	1.00%
More than $3 million but less than $5 million	0.50%
$5 million or more	0.25%

1
On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested.  Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.

Buying Class A shares at Net Asset Value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Fund reserves the right to modify or terminate these arrangements at any time.

•	Shares purchased under the Fund’s dividend reinvestment plan.

•
Current and retired directors and officers of the Fund sponsored by the Adviser, Sub-Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Advisor.

•
Employees of the Adviser, Sub-Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

•	Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by

11

broker-dealers and other financial institutions that have entered into agreements with the distributor.

•
Clients of financial intermediaries purchasing shares through platforms sponsored by financial intermediaries and clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•	Institutional investors (which may include bank trust departments and registered investment advisors).

•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•
Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

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Reduced Sales Charges and Sales Charge Exceptions

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain account  may be linked for the purpose of qualifying for lower initial sales charges.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay.  If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Pricing of Fund Shares

The price of a Fund share is its net asset value (“NAV”).  The Fund’s NAV per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.  Shares are priced as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is usually 4:00 p.m., Eastern Time, on each day that the NYSE is open (a “Business Day”).  The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

How to Buy Fund Shares

Account Minimums.  The minimum initial investment for the Fund is $2,000.  The minimum for subsequent investments in the Fund is $1,000 (except there is no minimum for retirement accounts).  For purposes of satisfying the investment minimum, the Fund reserves the right to aggregate all of the Fund accounts held by a shareholder or household.  The Trust’s officers may, in their discretion, also waive or lower the account minimums: (i) for customers of a financial intermediary or investment adviser if the aggregate investments of the investment adviser or financial intermediary meet the account minimum or are believed likely to meet the account minimum in the future, or (ii) in such other circumstances that are consistent with the best interests of existing shareholders.

The Fund may, in its discretion, redeem your Fund shares if, in the aggregate, the value of your Fund accounts falls below $500.  The Fund will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions.  The Fund will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

Methods of Buying Shares.  You may purchase shares directly from the Fund by following one of the steps below:

By Mail	• Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.

•      Make your check payable to the “Academy Funds Trust.”  All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor will the Fund accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application.

• For IRA accounts, please specify the year for which the contribution is made.

13

• Mail your application and check to:
Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• By overnight courier, send to:
Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

By Telephone	You may not make your initial purchase by telephone.
By Wire
To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

Wire to:                                    U.S. Bank, N.A
ABA Number:                          075000022
Credit:                          U.S. Bancorp Fund Services, LLC
Account:                                    112-952-137
Further Credit:                          Academy Funds Trust
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

To Add to an Account	To add to an account, you may follow any one of the following steps:
By Mail	•Complete the investment slip that is included in your account statement and write your account number on your check.
•If you no longer have your investment slip, please reference your name, account number and address on your check, and the Fund’s name
•Make your check payable to the “Academy Funds Trust.”
•Mail your application and check to:
Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
•By overnight courier, send to:

14

Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone
•If you submitted a voided check with your account application, you will automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application.  You may call 1-877-FUND890 (877-386-3890) to purchase shares in an existing account.

•Investments made by electronic funds transfer must be in amounts of at least $1,000.
By Wire
Wire to:                           U.S. Bank, N.A
ABA Number:                           075000022
Credit:                           U.S. Bancorp Fund Services, LLC
Account:                           112-952-137
Further Credit:                           Academy Funds Trust
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Timing of Request to Buy Shares.  You may purchase the Fund’s shares at their offering price, which is the NAV next determined after your purchase request is received in good order.  All requests received in good order before 4:00 p.m., Eastern Time, on a Business Day will be executed on that same day.  Requests received after 4:00 p.m., Eastern Time, on a Business Day will be processed the next Business Day at the next Business Day’s NAV.  A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased.  If you are paying with federal funds (wire), your order will be considered received when the Fund or its agent receives the federal funds.

The Fund, its Adviser and its Distributor reserve the right to reject any purchase request for any reason.  The Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objectives and policies.  Acceptance of such purchases will be at the Adviser’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

Payments to Financial Advisers and Their Firms.  As permitted, the Adviser, the Fund, or any of their agents may enter into arrangements with financial intermediaries that market and sell shares of the Fund, through which arrangements investors may purchase or redeem Fund shares.  These financial intermediaries receive compensation for selling shares of the Fund and for providing shareholder record keeping, communication and/or other shareholder services. This compensation is paid from various sources, including any 12b-1 fees that the Fund may pay.  In addition, the Adviser or other Fund agent, as applicable, may, at its own expense, compensate financial intermediaries in connection with the sale or expected sale of Fund shares.  In the case of payments received by financial intermediaries that employ a financial advisor, the individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.  Payments to financial intermediaries may create an incentive for the financial institution to recommend that you purchase Fund shares.

What is a Financial Intermediary?  A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this prospectus and/or provides services to the Fund’s shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.  In addition to financial intermediaries that market and sell Fund shares, certain brokerage firms and other companies that provide services of the type described above may receive fees from the Fund, the Adviser or the Distributor in respect of such services.  These companies also may be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.  Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

15

Automatic Investment Plan (AIP).  To make regular investing more convenient, you can open an AIP with an initial investment of $2,000 and a minimum of $100 per transaction after you start your plan.  You tell us how much to invest for you every month.  On the day you select, the amount is automatically transferred from your bank account.  There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $25 and you will be responsible for any resulting losses to the Fund.  Your AIP will be terminated if two successive transactions are rejected.  If this occurs, you must call or write to reinstate your AIP.  You can terminate your AIP at any time by calling the Fund at least five business days before your next scheduled withdrawal date.  To implement this plan, please fill out the appropriate area of your application, or call 1-877-FUND890 (877-386-3890) for assistance.

How to Sell Fund Shares

When you purchase shares directly from the Fund, you may sell the shares by any one of the methods described below.  You may elect to have redemption proceeds sent to you by check (via regular mail or overnight courier), wire or electronic funds transfer.  If you elect to have your redemption check sent by overnight courier to the address of record for your account, a $15 fee will be deducted from your redemption proceeds.  If you elect to have your redemption proceeds sent by wire to a previously designated bank account, a $15 fee will be deducted from your redemption proceeds.  There is no charge to have proceeds sent directly to your bank account via electronic funds transfers.  Credit is usually available within 2-3 days.

The Fund normally pays redemption proceeds within two Business Days, but they will be paid no more than seven days after a redemption request is received.  If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.  Although the Fund may delay payment on your redeemed shares under such circumstances, they will be redeemed at the NAV next determined after your redemption request is received.  If the Federal Reserve Bank is closed on a day that redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional Business Day.

By Mail	•Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.
•Sign the request exactly as the shares are registered. All account owners must sign.
•Include a signature guarantee, if necessary (see below).
•Send your request to:
Regular Mail Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Overnight Courier Academy Funds Trust c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone
•You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.  See “Telephone Transactions” below for information about possible limitations on telephone  redemptions.

•Call 1-877-FUND890 (877-386-3890), between 8:00 a.m. and 7:00 p.m. (Central Time).

Timing of Request to Sell Shares.  Redemption requests received in “good order” before the close of the NYSE (usually 4:00 p.m. Eastern Time) on any Business Day will be processed at that day’s NAV.  “Good order” means

16

that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries.  If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-FUND890 (877-386-3890).

Redemptions in Kind. The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind).  It is unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until you sell them.

Dividend reinvestment plan.  Through the dividend reinvestment plan, you can have your distributions reinvested in your account. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC.

Redemption Fee.  Shares of the Fund sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.00%.  The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions.  The redemption fee will also not apply to employer-sponsored retirement plans such as 401(k) plans, or to other accounts to which the application of the redemption fee is not technologically feasible, such as certain omnibus accounts maintained by a financial intermediary; it will, however, apply to custody, trust or other fiduciary accounts held directly by the Fund through its Transfer Agent.  The redemption fee is deducted from the proceeds of the redemption and is paid directly to the Fund.  If you bought shares in the Fund on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies (i.e., “first-in, first-out”).

The Trust reserves the right to modify or eliminate the redemption fee at any time and will give prior written notice of any material changes to such policy, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the U.S. Securities and Exchange Commission.

Systematic Withdrawal Plan (SWP).  You can have shares automatically redeemed from your account on a regular basis by using our SWP.  You may take systematic withdrawals on a monthly, quarterly or annual basis, subject to a minimum transaction amount of $100.  The proceeds of a withdrawal can be sent by check to your address of record, or sent by electronic transfer to your bank.  If you want to implement this plan, please fill out the appropriate area of your application or call 1-877-FUND890 (877-386-3890) for assistance.

Telephone Transactions.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone.  The Fund reserves the right to temporarily discontinue or limit the telephone purchase or redemption privileges at any time during such periods.  The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so.  The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine.  These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations.  The Fund may implement other procedures from time to time.  If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Signature Guarantees.  The Fund will require the signature guarantee of each account owner in the situations below. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

17

A signature guarantee is required:

•	If ownership is being changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	For all redemptions in excess of $50,000 from any shareholder account;

•	A redemption from an IRA account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Valuation of Portfolio Securities and Use of Fair Value Pricing

The net asset value (NAV) for one Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund’s Board of Trustees. These methods are implemented through the Fund’s Fair Value Pricing Committee, members of which are appointed by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Other Policies

Market Timing Policies and Procedures.  The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders.  The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs, all of which could adversely affect shareholder returns.

Because the Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of the Fund shares held by long-term shareholders than a fund investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to

18

take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares by virtue of their Fund share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.  For more information on how the Fund uses fair value pricing, see “Valuation of Portfolio Securities and Use of Fair Value Pricing.”

In addition, because the Fund may invest in micro/small/mid cap securities that often may trade in lower volumes, changes to the Fund’s holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this Prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund’s service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund’s policies and procedures by the use of multiple accounts.  The Fund’s policies and procedures include:

•	The imposition of a redemption fee for all Fund shares sold or exchanged within 90 days of purchase.

•
Any shareholder that is confirmed to have initiated 4 or more exchanges or liquidating redemptions, all equal to or greater than $10,000 in value within a 90-day period will receive a warning.  If subsequent activity of 4 or more exchanges or liquidating redemptions occurs within 90 days, the shareholder will not be permitted to purchase additional shares of the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund will not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans, as described in this Prospectus.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund’s and its service providers’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary’s policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

Customer Identification and Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Fund is required by law to reject your new account application if the required identifying information is not provided.  In certain instances, the Fund is required to collect documents to fulfill its legal obligation.  Documents provided in connection with your application will be used solely to establish and verify your identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund’s next determined NAV.

19

However, the Fund reserves the right to close or liquidate your account at the then-current day’s price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 5 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase.

Shares of the Fund have not been registered for sale outside of the United States.  The Academy Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Program.  Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Householding.  In order to reduce expenses, the Fund delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your State's abandoned property laws.

Distributions and Taxes

Dividends and Distributions.  The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.  The Fund will distribute net realized capital gains, if any, at least annually.  The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution.  We automatically reinvest all dividends and any capital gains unless you indicate otherwise.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

Annual Statements.  Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying A Dividend.”  At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.  The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

20

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of the Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Fund because it had not commenced operations prior to the date of this Prospectus.

21

ACADEMY FUNDS TRUST

PRIVACY NOTICE

FACTS	WHAT DOES THE ACADEMY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•      Social Security number
•      Account balances
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Academy Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Academy Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes—information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call [ ].or go to www.____________________.com

Who we are
Who is providing this notice?	The Academy Funds Trust

What we do
How do the Academy Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Academy Funds collect my personal information?	We collect your personal information, for example, when you open an account or make an investment.
Why can't I limit all sharing?
Federal law gives you the right to limit only
•      sharing for affiliates' everyday business purposes—information about your creditworthiness
•      affiliates from using your information to market to you
•      sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The Academy Funds have no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Academy Funds do not share information so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Academy Funds do not jointly market.

Other important information
Everyday business purposes	The actions necessary by financial companies to run their business and manage client accounts, such as: • Processing transactions and mailings • Responding to court orders and legal investigations

INVESTMENT ADVISER

Innovator Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

INVESTMENT SUB-ADVISER
Trust & Fiduciary Management Services, Inc.
33 Broad Street, Suite 402
Boston, MA 02109

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ADDITIONAL INFORMATION

If you want more information about the Fund, the following documents are available free, upon request:

SHAREHOLDER REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more information about the Fund and is legally part of this Prospectus (i.e., it is incorporated by reference).

HOW TO OBTAIN DOCUMENTS

You may obtain free copies of the Fund’s annual and semi-annual reports, and the SAI through the Fund’s Internet website (www.[_________].com) or by calling 1-877-XXX-XXXX

You may also review and copy information about the Fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C.  You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.  You may obtain copies of reports and other information about the Fund for a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or for free from the EDGAR Database on the SEC’s website at www.sec.gov.

FUND NAME	TICKER	CUSIP
Innovator Flex Income Fund	XXXXX	XXXXXXXXX

Academy Funds Trust Investment Company Act File No. 811-2213

Preliminary Statement of Additional Information dated September 26, 2011
Subject to Completion

ACADEMY FUNDS TRUST
Innovator Flex Income Fund – [ticker]

Statement of Additional Information
November [__], 2011

615 E. Michigan St.
Milwaukee, WI 53202
1-877-386-3890
www.academyasset.com

This Statement of Additional Information (“SAI”) describes shares of the Innovator Flex Income Fund (the “Fund”) which is a sole series of Academy Funds Trust (the “Trust”).  Currently, the Fund offers only Class A Shares.  The Fund’s investment adviser is Innovator Management LLC (the “Adviser”).

This SAI supplements the information contained in the Fund’s current Prospectus, dated [___________], 2011, as it may be amended from time to time.  This SAI should be read in conjunction with the Prospectus.  This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus.  The audited financial statements and financial highlights of the Fund are incorporated by reference from the Trust’s annual report to shareholders.  A Prospectus may be obtained by writing or calling the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”), at the above address or by calling the above phone number.  The Fund’s annual report to shareholders is available by request, without charge, by calling 1-877-386-3890.

The information in this SAI is not complete and may be changed.  These securities may not be sold until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	2	Capital Structure	22
Investment Restrictions and Policies	2	Purchase and Redemption of Shares	22
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	25
Disclosure of Portfolio Holdings Information	13	Distributions and Taxes	25
Management of the Trust	14	Performance Information	40
Investment Adviser and Other Service Providers	17	Financial Statements	40
Portfolio Manager	20	Control Persons and Principal Holders of Shares	40
Trading and Brokerage	21

ORGANIZATION AND CLASSIFICATION

The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust on October 17, 2007.  The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”).  The Trust reserves the right to create and issue shares of additional funds.  The Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

The Fund is a separate mutual fund, and each share of the fund represents an equal proportionate interest in the fund.  All consideration received by the Trust for shares of the fund and all assets of the fund belong solely to the fund and would be subject to liabilities related thereto.  The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses for existing shareholders, proxy solicitation materials and reports to shareholders, costs of custodial services charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses.  Expenses attributable to a specific fund shall be payable solely out of the assets of that fund.  Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives
There can be no assurance that the Fund will achieve its objectives.  The Fund’s investment objectives and policies, and its associated risks, are discussed below and in the Fund’s Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Fund and its policies is provided below.

Fundamental Investment Restrictions
The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund.  All other investment policies or practices of the Fund are considered by the Trust non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of:  (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

The Fund may not:

(1)	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, may permit;

(2)
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies); and

(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental Investment Restrictions
In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)
The Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)
The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

*           *           *

For purposes of the Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.  In applying its policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover
The Fund is not expected to have a portfolio turnover rate in excess of 100%.  Portfolio trading will be undertaken principally to accomplish the Fund’s investment objectives.  The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective.  Therefore, the Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

The portfolio turnover rate tells you the amount of trading activity in the Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of the Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from purchases and redemptions of the Fund’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

INVESTMENT STRATEGIES AND RISKS

The following information relates to and supplements the description of the Fund’s investment strategies and risks that are contained in the Prospectus and includes descriptions of permitted investments and investment practices as well as associated risk factors.  Unless otherwise noted, the following investments are non-principal investments of the Fund.

American Depositary Receipts (ADRs).  ADRs as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer.  Depositary receipts may be sponsored or unsponsored.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants.  A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored depositary receipts generally bear all the costs of the facility.  The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement.  The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees.  Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

Borrowing.  The Fund may borrow money, but has no current intention to do so.  The Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and the Fund will seek to repay such borrowings promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  The Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds.  The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.  Borrowing can involve leveraging when securities are purchased with the borrowed money.  The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Equity Securities.  As part of its principal investment strategies, the Fund invests in equity securities, primarily common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a fund invests will cause the net asset value (“NAV”) of a fund to fluctuate.  The Fund may purchase equity securities traded in the United States on registered exchanges or the over-the-counter market.  Equity securities are described in more detail below:

•
Common Stock.  As part of its principal investment strategies, the Fund invests in common stock. Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•
Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•
Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•
Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•
Micro, Small and Mid Cap Issuers.  The Fund may invest in micro, small and mid cap issuers. Investing in equity securities of micro, small and mid cap companies often involves greater risk than is customarily associated with investments in companies with larger capitalizations.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange.  Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the prices of the smaller companies owned by the Fund may be volatile, and the price movements of the Fund’s shares will reflect that volatility.

Foreign Securities.  As part of its principal investment strategies, the Fund may invest in foreign common stocks.  The Fund may invest in other types of foreign securities as part of its nonprincipal investment strategies. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities.  These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers.  Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Fixed Income Securities.  The Fund may invest in fixed-income securities.  Fixed-income securities consist of bonds, notes debentures and other interest-bearing securities that represent indebtedness.  The market value of the fixed-income investments in which the Fund invests will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed-income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also generally subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s net asset value.

Illiquid Securities.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Fund’s Board of Trustees.  Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition.  Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund.  Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments.  In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3)

dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).  The Fund will not invest more than 15% of its net assets in illiquid securities.

Money Market Securities.  The Fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund’s investment objective and policies are not otherwise readily available for purchase.  For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.  For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below.

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U.S. Government Securities.  Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies.  Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

▪   U.S. Treasury Obligations.  U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

▪   Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury.  Receipts are sold as zero coupon securities.

▪   U.S. Government Zero Coupon Securities.  STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons.  Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.  Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

▪   U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.  Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund’s shares.

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Commercial Paper.  Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.  Maturities on these issues vary from a few to 270 days.

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Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks.  The Fund may invest in obligations issued by banks and other savings institutions.  Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.  Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.  These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund.  Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.  Bank obligations include the following:

▪   Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

▪   Certificates of Deposit.  Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Unless it can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

▪   Time Deposits.  Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

▪   Repurchase Agreements.  The Fund may enter into repurchase agreements with financial institutions.  The Fund follows certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement).  Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral.  In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral.  However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets.  The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

“Pass Through” Securities.  As part of its principal investment strategies, the Fund may invest in “pass through” securities (that is, securities that are structured to pass a majority of income as distributions to shareholders) such as master limited partnerships, real estate investment trusts and royalty trusts.

Master Limited Partnerships (MLPs). Most MLPs operate in oil & gas related businesses including energy processing and distribution.  The remaining MLP operate in a variety of businesses including coal, timber, other minerals, real estate, and some miscellaneous businesses.  MLPs are pass-through entities or businesses that are taxed at the unitholder level and generally are not subject to federal or state income tax at the partnership level.  Annual income, gains, losses, deductions or credits of the MLP pass through directly to its unitholders.  Unitholders report their allocated shares of these amounts on their individual tax returns, as though the unitholder had incurred these items directly.  MLPs will furnish investors with a schedule K-1 to provide the information required for income tax reporting purposes.  MLPs do not pay income taxes on their earnings and therefore their “dividends’ are not eligible for the 15% tax rate.

Real Estate Investment Trusts (REITs). The Fund may invest in shares of REITs which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small cap companies.  Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.  The Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.

Canadian Royalty Trusts.  Canadian royalty trusts are differ from U.S. royalty trusts.  First, they renew their holdings and operate more like an oil and gas company than does a U.S. royalty trust.  Generally the Canadian trusts do not engage in exploratory drilling.  When such trusts do exploratory drilling, it would generally be to increase production of their existing fields and holdings.  Most of the Canadian royalty trusts provide dividend payments which are based on the oil and gas production.  Royalty trusts pay monthly or quarterly income that varies over time as the production of their underlying assets varies. Payments to unit holders will also vary with the market price of oil and natural gas.  As Canadian royalty trusts replenish their reserves (versus U.S royalty trusts that do not replenish their reserves), the distributions of Canadian royalty trusts may be considered to be eligible for the U.S. 15% tax rate on capital gains.  On February 25, 2005 the Government of Canada passed Bill C-33.  Under the terms of Bill C-33, commencing January 1, 2005 a non-refundable withholding tax of 15% will be applied to the entire distribution paid to U.S. residents by "Canadian Royalty Trusts", including both the taxable and return of capital portions of the distributions.  Similarly, non-residents of countries with whom there is no reciprocal tax treaty with Canada will be subject to a non-refundable withholding tax of 25% on the entire distribution paid.  These withholding taxes will be applied uniformly to units held in both taxable and home jurisdiction tax-exempt accounts.  This means that tax exempt accounts, such as IRA's, will be subject to the 15% withholding and that the recovery of the Canadian withholding amounts will be probably difficult or impossible to achieve.  Taxable accounts should be able to claim the 15% Canadian withholding as a credit on their U.S. income tax return and therefore easily recover the withholding amount.

U.S. Royalty Trusts.  U.S. royalty trusts are established to receive the royalties or net profit interests in a specific group of assets and to pay out those funds to their unit holders.  The assets and the net profit interests in those assets are specified when the trust is originally established. Most of the U.S. royalty trusts provide dividend payments which are based on the oil and gas production of specified properties. The trust assets are limited to the net profits interests in their specific assets which have a limited economic life.  Trust unit holders are taxed directly on their proportional share of the trust income. U.S. royalty trusts distribute substantially all trust income to unit holders.  Royalty trusts pay monthly or quarterly income that varies over time as the production of the underlying assets varies and generally gradually declines.  Payments to unit holders will also vary with the market price of oil and natural gas. U.S. royalty trusts are considered as grantor trusts for income tax purposes and the unit holders are taxed directly for their share of the trust income and entitled to their share of trust deductions.  In the case of oil and gas royalty trusts, unit holders are entitled to tax depletion deductions and tax credits.  The trusts provide unit holders with the quarterly and annual reports required so that the unit holder can properly report their share of the income and deductions of the trust for income tax purposes.  The distributions of U.S. royalty trusts are not eligible for the 15% tax rate as the trusts do not pay income taxes on their profits.

Securities Lending.  Although the Fund has no current intention to engage in securities lending, the Fund reserves the right to lend its portfolio securities.  The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.  These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral).  The Fund will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC.  Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.  The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities.  Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Securities of Other Investment Companies.  Securities of other investment companies, including shares of closed-end investment companies, exchange traded funds, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV.  Others are continuously offered at NAV, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies.  The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board has adopted a policy concerning the selective disclosure of portfolio holdings information that seeks to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders and to address the conflicts between the interests of the Fund’s shareholders and their service providers.  The policy provides that neither the Fund nor its Adviser nor Sub-Adviser or any Trustee, member, officer or employee thereof (a “Fund Representative”) will disclose the Fund’s portfolio holdings information to any person other than in accordance with the policy.  For purposes of the policy, “portfolio holdings information” means the Fund’s actual portfolio holdings, as well as non-public information about their trading strategies or pending transactions.  Under this policy, neither the Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information.  The Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly available website (www.academyasset.com).  Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

Portfolio holdings information that is not filed with the SEC or posted on the Fund’s publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties (including, without limitation, individuals, institutional investors and intermediaries that sell shares of the Fund) must be approved in advance by the Trust’s chief compliance officer, who must first determine that the Fund have a legitimate business purpose for doing so.  Disclosure will generally be permitted to providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations.

In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows:  the Adviser, the Sub-Adviser, Fund’s independent registered public accounting firm, the Fund’s custodian, the Fund’s legal counsel, the Fund’s administrator and the Fund’s Distributor.  These entities are obligated to keep such information confidential.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of Fund Representatives who have been pre-approved by the Board to authorize disclosures.

The Fund currently intends to publish on the Fund’s website (www._____________ com) the portfolio holdings for the Fund as of the end of each calendar quarter, subject to a 30 day lag between the date of the information and the date on which the information is disclosed.  In addition, the Fund will publish on its website its top 10 holdings as of the end of each calendar month no earlier than 10 days after the end of a calendar month.

Under the policy, Fund Representatives will supply the Board with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement.  In addition, the Board will receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter and will approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy.  As of the date of this SAI, only the Trust’s chief compliance officer (who is also the Adviser’s chief compliance officer) has been approved by the Board to authorize disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Trustees and Officers
The business and affairs of the Trust are managed under the direction of its Board.  The Trust’s Trustees and principal officers are noted in the table below along with their ages and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.  The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Interested Trustee
David Jacovini 123 South Broad Street Suite 1630 Philadelphia, PA 19109 Age: 35	President, Treasurer and Trustee	President and Treasurer since 2007; Trustee since 2009	President, Innovator Management LLC, Since 2011; Chief Executive Officer, Academy Asset Management LLC, Since 2007; President, VLI Capital Management LLC, 2006 to 2007; Derivatives Marketer, Deutsche Bank AG, 2002 to 2005.	2	None

Independent Trustees
Oliver St. Clair Franklin OBE 123 South Broad Street Suite 1630 Philadelphia, PA 19109 Age: 65	Chairman and Trustee	Since 2007	Vice Chairman, Election Ink, Since 2009; President and CEO, International House Philadelphia (programming and lodging for international students), 2003 to 2008.	2
Board Member, Right Management (HR consulting) and Dynamis Therapeutics (biotech research); Board Member and Chair of the Investment Committee, The Philadelphia Foundation (charitable distributions); Board of Advisors, The Genisys Group (software development; BPO outsourcing); Board of Directors, The Greater Philadelphia Chamber of Commerce.

Russell R. Wagner 123 South Broad Street Suite 1630 Philadelphia, PA 19109 Age: 53	Trustee	Since 2007	Sr. Vice President – Finance and CFO, Holy Redeemer Health System, Since 1994.	2	Board Member, Philadelphia Parking Authority and Holy Redeemer Ambulatory Surgery Center, LLC; Chairman of the Board, Liberty Community Development Corporation.

(1) David Jacovini is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The officer of the Trust not named above is:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen Officer	Other Directorships Held by Officer
Michael D. Gries 123 South Broad Street Suite 1630 Philadelphia, PA 19109 Age: 36	Vice President, Chief Compliance Officer and Secretary	Vice President since 2007; Chief Compliance Officer and Secretary since 2009	CCO of Academy Asset Management LLC; CCO of Innovator Management LLC; Operations Manager, Academy Asset Management LLC, Since 2007; Assistant Director of MBA Admissions, MIT Sloan School of Management, 2007; Equity Analyst, theStreet.com Ratings, 2005 to 2007.	2	None

Board Leadership

The Board has overall responsibility for the oversight and management of the Fund. The Chairman of the Board is an Independent Trustee; that is, the Chairman is not an “interested person” (as defined by the 1940 Act) of the Trust or the Adviser.  The Board has two standing committees (as described further below): an Audit Committee and a Nominating Committee. The Chairman of each Board committee is an Independent Trustee.

The Chairman of the Board presides at all meetings of the Board, and acts as a liaison with service providers, officers, attorneys, and other Trustees. The Chair of each Board committee performs a similar role with respect to the committee. The Chairman of the Board or the Chair of a Board committee may also perform such other functions as may be delegated by the Board or the committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Fund. The Board has regular meetings throughout the year, and may hold special meetings if required before its next regular meeting. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board and reports its findings to the Board. The Board and each standing committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board to enhance effective oversight.

Risk Oversight

Among the Board’s general oversight and management functions is to oversee the risks of the Fund.  The Fund is subject to various risks, including investment, compliance, operational and valuation risks, among others.  The Board addresses its risk oversight function through different Board and committee activities.  For instance, the Board has delegated the day-to-day risk management and oversight function to the Adviser, or in certain cases (subject to the Adviser’s supervision) and depending on the nature of the risks to other service providers.  The Board, or a committee, reviews and evaluates reports from the Adviser or service providers regarding the risks faced by the Fund and regarding the service providers’ oversight and management of those risks.  In addition to the delegation of the day-to-

day risk management and oversight function, the committees of the Board allow the Trustees to quickly and efficiently consider risk matters and facilitate the oversight by the Trustees of Fund activities and the risks related to those activities.  The Board has also appointed a Chief Compliance Officer (CCO) who oversees the implementation and evaluation of the Fund’s compliance program.  The CCO periodically reports to the Board regarding compliance matters in connection with the Fund’s activities and the services provided by the Adviser and other service providers.

Director Qualifications

The Nominating Committee selects and nominates persons for election or appointment by the Board as Independent Trustees.  The Board has adopted the Nominating Committee Charter and Procedures, which provides the Nominating Committee with general criteria to guide the Committee’s choice of candidates to nominate to serve on the Board; however, there are no specific qualifications or requirements to serve on the Board.  When considering whether a Trustee is qualified to serve as a Board member, the Board considers a variety of criteria including each Trustee’s experience, skills, attributes and qualifications.  Each Trustee has the ability to properly review and evaluate information provided to them; to interact with the Adviser and other service providers; and to exercise effective business judgment in the performance of their duties.  Each Trustee’s experience, qualifications and skills are evidenced by their educational background and professional experience as shown above.

Share Ownership

As of the date of this SAI, no shares of the Fund were outstanding.

Trustee Compensation

The following table describes the compensation to be paid to the Trustees for their services to the Trust.  Only the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser, as defined by the 1940 Act (the “Independent Trustees”), receive compensation from the Fund.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Investment Companies in the Fund Complex
Oliver St. Clair Franklin OBE	$6,000	None	None	$6,000
Russell R. Wagner	$6,000	None	None	$6,000
David Jacovini	None	None	None	None

Board Committees
The Board has the following committees:

Audit Committee:  This committee monitors accounting and financial reporting policies and practice, and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.  The Trust’s Audit Committee consists of the Independent Trustees.  There were two Audit Committee meetings for the Trust held during the fiscal year ended December 31, 2010.

Nominating Committee:  This committee recommends Board members, fills vacancies and considers the qualifications of Board members.  The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating Committee, c/o Academy Funds Trust, 123 South Broad Street, Suite 1630, Philadelphia, PA 19109.  Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the Independent Trustees.  As of the date of this SAI, the committee has not yet held a meeting.

Codes of Ethics
The Trust and the Adviser have adopted a Code of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which governs personal securities transactions.  Under the Code of Ethics, persons subject to the Code of Ethics are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Fund, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the Code of Ethics.  The Code of Ethics is on public file with, and is available from, the SEC.

Proxy Voting Policies
The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy voting policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which require that all proxy voting decisions be made in the best interest of the Fund and that the Adviser acts in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and by obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the most recent 12-month period ending August 31.  Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-386-3890 and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser
Innovator Management LLC (the “Adviser”), located at 123 South Broad Street, Suite 1630, Philadelphia, PA 19109, furnishes investment management services to the Fund, subject to the supervision and direction of the Board.  The Adviser is a subsidiary of Academy Asset Management LLC (“AAM”) and is a joint venture of AAM and LarsonAllen Financial LLC (“LAF”).  AAM is the majority owner of the Adviser and LAF is the minority owner.  Messrs. Jacovini and Gries serve as officers of both the Adviser and AAM.  The Adviser pays the salaries of all Trustees, officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Advisers provide investment advisory services to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  The Advisory Agreement, dated [__________], 2011, was approved by the Fund’s sole shareholders on [__________], 2011.  The Advisory Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.  The Advisory Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Advisory Agreement, the Fund shall pay the Adviser a fee at an annual rate of 1.00%, as a percentage of the Fund’s average daily net assets.  The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.35% of average daily net assets from [_______], 2011 through [_______], 2012.  Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Sub-Adviser
Trust and Fiduciary Management Services, Inc. (the “Sub-Adviser”) is located at 33 Broad Street, Boston, MA 02109, is responsible for the day-to-day management of the Fund.  The Adviser supervises the Sub-Adviser’s performance and management services provided to the Fund subject to the supervision and direction of the Board of Trustees.

The Sub-Advisory Agreement for the Fund is dated [___________], 2011.  The Sub-Advisory Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement may be terminated by the Adviser or the Trust at any time on written notice to the Sub-Adviser of the Adviser’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of the Fund.  The Sub-Adviser may terminate this Agreement at any time on sixty (60) days’ written notice to the Investment Manager and the Trust of its intention to do so. The Sub-Advisory Agreement will terminate automatically in the event of its assignment. This Agreement shall automatically terminate upon the termination of the Advisory Agreement.

Distributor
The Distributor, located at 615 E. Michigan St., Milwaukee, WI  53202, serves as the principal underwriter of the Trust’s shares under a Distribution Agreement (the “Distribution Agreement”).  Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased directly by contacting the Distributor or the Trust.  The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The Board annually reviews fees paid to the Distributor.

The Distribution Agreement may be terminated at any time:  (i) by the Board or by a vote of a majority of the outstanding voting securities of the Trust on 60 day’s written notice to the Distributor; or (ii) by the Distributor.  If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board or by a vote of a majority of the outstanding voting securities of the Fund, and, in either event, by a majority of the Independent Trustees who are not interested persons of any party to the agreement.  The Agreement will terminate automatically in the event of its assignment.

Fund Administrator
General Information.  The Administrator and Fund Accountant for the Fund is U.S. Bancorp Fund Services, LLC (the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement.

Administration Agreement.   Pursuant to the Fund Administration Servicing Agreement (“Administration Agreement”) with the Fund, the Administrator provides all administrative services necessary for the Fund, other than those provided by the Adviser, subject to the supervision of the Fund’s Board.  The Administrator will provide persons to serve as officers of the Fund.  Employees of the Administrator generally will not be officers of the Funds for which it provides services.

The Administration Agreement is terminable by the Board or the Administrator on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter.  The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund’s tax returns, and preparing reports to the Fund’s shareholders and the Securities and Exchange Commission; (iv) calculation of yield and total return for the Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (vii) preparing notices and agendas for meetings of the Fund’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii)

monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the administrative services rendered to the Fund by the Administrator, the Fund pays the Administrator an asset-based fee plus certain out-of-pocket expenses.

Accounting Agreement.  The Fund Accountant, pursuant to the Fund Accounting Servicing Agreement (“Accounting Agreement”), provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s Custodian and Adviser.

For the fund accounting services rendered to the Fund by the Fund Accountant, the Fund pays the Fund Accountant an asset-based fee plus certain out-of-pocket expenses, including pricing expenses.

Custodian, Transfer Agent and Dividend Agent
U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Fund’s cash and securities.  Pursuant to a Custodian Servicing Agreement with the Fund, it is responsible for maintaining the books and records of the Fund’s portfolio securities and cash.  The Custodian receives a minimum annual fee of $4,000 or 0.0040% of the average daily market value of the Fund, whichever is greater.  The Custodian is also entitled to certain out-of-pocket expenses and portfolio transaction fees.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. U.S. Bancorp Fund Services, LLC, the Fund’s Administrator, also acts as the Fund’s transfer and dividend agent. U.S.  Bancorp Fund Services, LLC has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm
[_______________________], located at [______________________________________], has been selected as the independent registered public accounting firm for the Trust.  As such, they are responsible for auditing the Trust’s annual financial statements.

PORTFOLIO MANAGER

Other Accounts Managed
The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of the [__________,2011].

Name	No. of Accounts	Total Assets Managed	Number of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Steve C. Carhart			0	$0

Description of Potential Material Conflicts of Interest
The portfolio manager has day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement and Subadvisory agreement, the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Fund and that the Adviser and Sub-Adviser seek to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The portfolio manager uses his best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions.  The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.  If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Other than the general potential conflicts noted above, the portfolio manager is not subject to any other specific potential conflicts of interest.

Compensation
The named portfolio manager receives a fixed base salary from the Sub-Adviser.  The portfolio manager may also participate in benefit plans and programs available generally to all employees.

TRADING AND BROKERAGE

The Sub-Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the accounts of the Fund.  In selecting such brokers, the Sub-Adviser seeks best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these considerations is the Sub-Adviser’s evaluation of a broker’s:  efficiency in executing and clearing transactions; block trading capability (including a broker’s willingness to position securities); familiarity with the security; and financial strength and stability.  The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

The Sub-Adviser may also take into consideration the research, analytical, statistical and other information and services provided by the broker (such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information) and the availability of the brokerage firm’s analysts for consultation in allocating the Fund’s brokerage.  While the Sub-Adviser believes these services have substantial value, they are considered supplemental to the Sub-Adviser’s own efforts in the performance of its duties under the Subadvisory Agreement and, to the extent these services are used, it will be on a limited basis.  As permitted by the Subadvisory Agreement and in accordance with Section 28(e) of the 1934 Act, the Sub-Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Sub-Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided viewed in terms of either the particular transactions or the Sub-Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Other clients of the Sub-Adviser may therefore benefit from the availability of these services to the Sub-Adviser, and the Fund may benefit from services available to the Sub-Adviser as a result of similar transactions for the Sub-Adviser’s other clients.  The Sub-Adviser does not make any attempt to allocate the specific costs to each account.  At present, the Sub-Adviser does receive analyst reports that do come as a benefit of ongoing maintenance of various brokerage relationships.  These reports are received in connection with the Sub-Adviser’s soft dollar program.

CAPITAL STRUCTURE

The Trust currently has authorized and allocated to the Fund an unlimited number of shares of beneficial interest with no par value to the Fund’s Class A Shares.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Fund) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable.  Shares do not have preemptive rights.

All shares of the Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust.  However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

PURCHASE AND REDEMPTION OF SHARES

Purchasing Shares
Shares of the Fund are sold in a continuous offering and may be purchased on any Business Day (as defined in the Prospectus) through authorized investment dealers or directly from the Fund’s Distributor.  The Trust reserves the right to suspend sales of a Fund’s shares, and reject any order for the purchase of the Fund’s shares if, in the opinion of management, such rejection is in the Fund’s best interest.

Share Certificates and Confirmations. The Fund does not issue share certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program. The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the USA PATRIOT Act.  To ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls; designation of anti-money laundering compliance officers; an ongoing training program; and an independent audit function to determine the effectiveness of the AML Program. Procedures to implement the AML Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, including to report suspicious and/or fraudulent activity and to undertake a complete and thorough review of all new account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to freeze the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Plan under Rule 12b-1
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Class A Shares Distribution and Service (12b-1) Plan (the “Plan”), which is applicable to the Fund.  The Plan permits the Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares.  Pursuant to the Plan, the Fund may pay the Distributor and Adviser a fee, not to exceed 0.25% of the Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”).  Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services.  The fee may also be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services.

The 12b-1 fees may also be used to pay authorized persons (the "Authorized  Service Providers") who enter into agreements with the Distributor or Academy to provide services to Investor Class shareholders of the Fund.  For purposes of the Plan, "service activities" shall include any personal services or account maintenance services, which may include but are not limited to:  assisting beneficial shareholders with purchase, exchange and redemption requests; activities in connection with the provision of personal, continuing services to investors in the Fund; receiving, aggregating and processing purchase and redemption orders; providing and maintaining retirement plan records; communicating  periodically with shareholders and answering questions and handling  correspondence  from shareholders about their accounts; acting as the sole shareholder of record and nominee for shareholders; maintaining account records and providing beneficial owners with account statements; processing dividend payments; issuing shareholder reports and transaction confirmations; providing sub-accounting services for Investor Class shares of the Fund held beneficially; forwarding shareholder communications to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners; disseminating information about the Fund; and general account administration activities.  Other expenses of an Authorized Service Provider related to its "service activities," including telephone and other communications expenses, may be included in the information regarding amounts expended for such activities.  An Authorized Service Provider is authorized to pay its affiliates and independent third party service providers for performing service activities consistent with the Plan.

The Plan and the Distribution Agreement, as amended, have all been approved by the Board of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement.  Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine whether continuation of the Plan is in the best interest of shareholders of the Fund’s Investor Class Shares and that there is a reasonable likelihood of the Plan providing a benefit to the Fund’s Investor Class Shares.  The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plan and the Distribution Agreement, or by a majority vote of the Investor Class Shares’ outstanding voting securities.  Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of the Investor Class Shares’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement.  Any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plan or Distribution Agreements.  Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for their review.

Redeeming Shares
Under the 1940 Act, the Fund may suspend redemption privileges or postpone the date of payment during any period:  (i) when the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets; or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the Fund’s portfolio at the time of redemption.

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests:  (i) a redemption from an IRA account; (ii) redemption proceeds be sent to an address other than that on record with the Fund; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures certified by a notary public as the equivalent of a signature guarantee.

Additional Documentation.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.  The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund.  The documentation may include certified corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund redeemed.  Subject to Rule 18f-1, if the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”).  Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.  If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional written instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction.  This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the Fund’s remaining shareholders.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of the Fund are effected at the NAV per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons.  The Fund’s NAV is computed as of the close of regular trading on a Business Day.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  When the NYSE is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

The NAV per share for the Fund is calculated by subtracting the Fund’s liabilities from its total assets and dividing the resulting number by the number of Fund shares outstanding.  In determining the Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the Board.  Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of the foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund
The Fund has elected and intends to qualify (or if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement —the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.

Capital Loss Carryovers.  The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses.  For taxable years of the Fund beginning after December 22, 2010, the Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(ii)
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  Special rules apply to a Fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. For taxable years of the Fund beginning on or before December 22, 2010, the Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “— Qualified dividend income for individuals” and “— Dividends-received deduction for corporations”.

Distributions of Capital Gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges and Redemption of Fund Shares
Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. Under the Energy Improvement and Extension Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss within Six Months of Purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs.   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Investments in Commodities —Structured Notes, Corporate Subsidiary and Certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test.  See, “Taxation of the Fund.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement.  However, in a subsequent revenue ruling, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code.  In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities.  Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company.  A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement.

Securities Lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

Investments in Securities of Uncertain Tax Character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors
Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends.  With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.  Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules.  For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax adviser regarding your particular circumstances before making an investment in the Fund.

PERFORMANCE INFORMATION

To obtain the Fund’s most current performance information, please call 1-877-386-3890 or visit the Fund’s website at www.[xxxxxxxxxxx].com.

From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders.  Performance quotations represent the Fund’s past performance and should not be considered as representative of future results.  The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

FINANCIAL STATEMENTS

[___________] audits the Trust’s annual financial statements.  Because the Fund had not commenced operations prior to the date of this SAI, the Fund has no financial history.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.  Because the Fund had not commenced operations prior to the date of this SAI, the Fund has no principal holders.

ACADEMY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)           Articles of Incorporation.

(1)
Registrant’s Agreement and Declaration of Trust, dated as of October 17, 2007, is incorporated herein by reference to the Registrant’s initial Registrant Statement on Form N-1A filed with the SEC via EDGAR on October 19, 2007 (the “Initial Registration Statement”).

(2)	Registrant’s Certificate of Trust, as filed with the State of Delaware on October 17, 2007, is incorporated herein by reference to the Registrant’s Initial Registration Statement.

(b)	By-Laws.

(1)	Registrant’s By-laws, dated as of October 17, 2007, are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(c)           Instruments Defining Rights of Security Holders.

Agreement and Declaration of Trust.  Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust are incorporated herein by reference to the Registrant’s Initial Registration Statement.

By-Laws.  Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s By-laws are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and Academy Asset Management, LLC, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on December 27, 2007 (the “Pre-Effective Amendment”).

(2)	Expense Limitation Letter Agreement is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s

Registration Statement on Form N-1A filed with the SEC via EDGAR on April 29, 2011 (“Post-Effective Amendment No. 4”).

(3)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Innovator Flex Income Fund, and Innovator Management, LLC, is filed herewith as Exhibit No. EX-99.d.3.

(4)	Form of Sub-Advisory Agreement between Innovator Management, LLC and Trust & Fiduciary Management Services, Inc., is filed herewith as Exhibit No. EX-99.d.4.

(e)	Underwriting Contracts.

(1) Distribution Agreement between the Registrant and Quasar Distributors, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on April 30, 2009 (“Post-Effective Amendment No. 1”).

(2) First Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 3.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1) Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 1.

(2) First Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 3.

(h)	Other Material Contracts.

(1)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1.

(2)	First Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 3.

(3)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1.

(4)	First Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 3.

(5)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1.

(6)	First Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 3.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to the Registrant’s Pre-Effective Amendment.

(2)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, related to the Innovator Flex Income Fund, is to be filed by amendment.

(j)	Other Opinions.

(1)	Consent of Stradley Ronon Stevens & Young, LLP, is filed herewith as Exhibit No. EX-99.j.1.

(2)	Consent of Independent Registered Public Accounting Firm, is to be filed by amendment.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Pre-Effective Amendment.

(m)	Rule 12b-1 Plan.

(1)	Registrant’s Rule 12b-1 Plan is incorporated herein by reference to the Registrant’s Pre-Effective Amendment.

(2)	Form of Registrant’s Rule 12b-1 Plan, on behalf of the Innovator Flex Income Fund, is filed herewith as Exhibit No. EX-99.m.2.

(n)	Rule 18f-3 Plan.

Not applicable.

(p)	Codes of Ethics.

(1)	Joint Code of Ethics of Registrant and Adviser is incorporated herein by reference to Post-Effective Amendment No. 1.

(2)	Code of Ethics of Innovator Management, LLC, to be filed by amendment.

(3)	Code of Ethics of Trust & Fiduciary Management Services, Inc., to be filed by amendment.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)           Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust dated October 17, 2007 which is incorporated by reference to the Initial Registration Statement.

(b)           Investment Advisory Agreement between the Registrant and Academy Asset Management, LLC, as provided for in Section 7 of the Agreement, which is incorporated herein by reference to the Registrant’s Pre-Effective Amendment;

(c)           Distribution Agreement between the Registrant and Quasar Distributors, LLC, as provided for in Section 7 of the Agreement which is incorporated by reference to Post-Effective Amendment No. 1;

(d)           Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X, Section 10.1 of the Agreement, which is incorporated by reference to Post-Effective Amendment No. 1;

(e)           Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement, which is incorporated by reference to Post-Effective Amendment No. 1;

(f)           Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement, which is incorporated by reference to Post-Effective Amendment No. 1; and

(g)           Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 7 of the Agreement, which is incorporated by reference to Post-Effective Amendment No. 1.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Academy Asset Management, LLC, a Delaware limited liability company, is a federally registered investment adviser.  Academy Asset Management, LLC, is primarily engaged in providing investment management services.  Additional information regarding Academy Asset Management, LLC, and information as to the officers and directors of Academy Asset Management, LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-68475) and is incorporated herein by reference.

ITEM 32.	PRINCIPAL UNDERWRITER

(a)           Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Registrant's principal underwriter, will also act as principal underwriter for the following other investment companies:

Advisors Series Trust
AIP Alternative Strategies Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
Artio Global Equity Fund, Inc.
Artio Global Investment Funds
Brandes Investment Trust

Brandywine Blue Fund, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds
Country Mutual Funds Trust
Cullen Funds Trust
Empiric Funds, Inc.
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Funds
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund, Inc.
Guinness Atkinson Funds
Harding Loevner Funds, Inc.
Hennessy Funds Trust
Hennessy Funds, Inc.
Hennessy Mutual Funds, Inc.
Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust
Jacob Internet Fund, Inc.
Jensen Portfolio, Inc.
Kensington Funds
Keystone Mutual Funds
Kiewit Investment Fund, LLLP
Kirr Marbach Partners Funds, Inc.
LKCM Funds
Masters' Select Funds Trust
Matrix Advisors Value Fund, Inc.
Monetta Fund, Inc.
Monetta Trust
MP63 Fund, Inc.
Nicholas Family of Funds, Inc.
Permanent Portfolio Family of Funds, Inc.
Perritt Funds, Inc.
Perritt Microcap Opportunities Fund, Inc.
Primecap Odyssey Funds
Professionally Managed Portfolios
Prospector Funds, Inc.
Purisima Funds
Quaker Investment Trust
Rainier Investment Management Mutual Funds
Rockland Funds Trust
Thompson Plumb Funds, Inc.
TIFF Investment Program, Inc.
Trust for Professional Managers
Underlying Funds Trust
USA Mutuals Funds
Wexford Trust
Wisconsin Capital Funds, Inc.
WY Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan L. LaFond	Treasurer	None
Andrew Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202 or 777 East Wisconsin Avenue, Milwaukee, WI 53202

(c) Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by U.S. Bank Fund Services, LLC and U.S. Bank, N.A., with the exception of those maintained by the Registrant's investment adviser, Academy Asset Asset Management, LLC, 123 South Broad Street, Suite 1630, Philadelphia, PA 19109.

U.S. Bank Fund Services, LLC and U.S. Bank, N.A. provide general administrative, accounting, portfolio valuation, and custodian services, respectively, to the Registrant, including the coordination and monitoring of any third-party service providers and maintain all such records relating to these services.

ITEM 34.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of September, 2011.
ACADEMY FUNDS TRUST

By: /s/David Jacovini
David Jacovini
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*____________________________	Trustee and Chairman	September 26, 2011
Oliver St. Clair Franklin

*____________________________	Trustee	September 26, 2011
Russell R. Wagner

/s/David Jacovini	President and Treasurer	September 26, 2011
David Jacovini

* By:  /s/David Jacovini
David Jacovini
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Form of Investment Advisory Agreement	EX-99.d.3
Form of Sub-Advisory Agreement	EX-99.d.4
Consent of Stradley Ronon Stevens & Young, LLP	EX-99.j.1
Form of Rule 12b-1 Plan	EX-99.m.2